SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - IMPAIRMENT OF LONG-LIVED ASSETS & INVESTMENT (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Impairment of long-lived assets
Impairment of long-lived assets	$ 57,482,000	¥ 399,094,000	¥ 0	¥ 0
Investments
Impairment of available-for-sale investment	2,627,000	18,240,000	0	0
Impairment of cost method investment	$ 2,627,000	¥ 18,240,000	¥ 0	¥ 0